Offsetting disclosure (Tables)	12 Months Ended
Dec. 31, 2014
Text Block [Abstract]
Offsetting of Derivative Instruments

The following tables present information about the offsetting of derivative instruments.

	At December 31, 2013
	Gross Amounts	Amounts offset in the consolidated balance sheets	Net Amounts Presented in the consolidated balance sheets	Financial instruments not offset in the consolidated balance sheets	Net Exposure
Derivative Assets	26,458	(6,447)	20,011	—	20,011
Derivative Liabilities	(6,815)	6,447	(368)	—	(368)

	At December 31, 2014
	Gross Amounts	Amounts offset in the consolidated balance sheets	Net Amounts Presented in the consolidated balance sheets	Financial instruments not offset in the consolidated balance sheets	Net Exposure
Derivative Assets	14,021	(5,884)	8,137	—	8,137
Derivative Liabilities	(7,284)	5,884	(1,400)	—	(1,400)